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As filed with the Securities and Exchange Commission on March 1, 2002
Registration No. 333-71242

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	__
Pre-Effective Amendment No. __	__
Post-Effective Amendment No. 1	X

(Check appropriate box or boxes)

________________________
Exact Name of Registrant as Specified in Charter:

WELLS FARGO FUNDS TRUST

Area Code and Telephone Number: (800) 222-8222

Address of Principal Executive Offices, including Zip Code: 525 Market Street San Francisco, California 94105
__________________________
Name and Address of Agent for Service:

C. David Messman c/o Wells Fargo Bank, N.A. 633 Folsom Street, 7th Floor San Francisco, California 94107-3600
With copies to:
Robert M. Kurucza, Esq. Marco E. Adelfio, Esq. Morrison & Foerster LLP 2000 Pennsylvania Ave., N.W., Suite 5500 Washington, D.C. 20006
__________________________

        It is proposed that this filing will become automatically effective pursuant to Rule 485(b).

EXPLANATORY NOTE

        This Post-Effective Amendment No. 1 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") on Form N-14 hereby incorporates Part A and Part B from the Trust’s filing of the definitive proxy pursuant to Rule 497(b) filed on November 19, 2001 (File No. 333-71242 and Part C by reference to the Trust’s filing of the Registration Statement on Form N-14, filed October 9, 2001 (File No. 333-71242). This Post-Effective Amendment No. 1 is being filed to add the final tax opinion and Agreement and Plan of Reorganization as exhibits to Part C of the Registration Statement.

PART C

OTHER INFORMATION

Item 15. INDEMNIFICATION.

Incorporated by reference to Item 15 of the Trust’s Registration Statement on Form N-14, filed June 15, 2001 (File Nos. 333-63178; 811-09253)

Item 16. EXHIBITS.

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

Exhibit Number
Description

(1)
Amended and Restated Declaration of Trust dated August 19, 1999, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed on December 17, 1999.

(2)
Not applicable

(3)
Not Applicable.

(4)
Final Agreement and Plan of Reorganization, filed herewith.

(5)
Not Applicable.

(6)(a)

Investment Advisory Agreement between the Registrant and Wells Fargo Funds Management, dated March 1, 2001, is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

(6)(b)
Sub-Advisory Agreement with Barclays Global Fund Advisors is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(6)(c)
Sub-Advisory Agreement with Dresdner RCM Global Investors LLC is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

(6)(d)
Sub-Advisory Agreement with Galliard Capital Management, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

(6)(e)
Sub-Advisory Agreement with Peregrine Capital Management, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

(6)(f)
Sub-Advisory Agreement with Schroder Investment Management North America, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

(6)(g)
Sub-Advisory Agreement with Smith Asset Management Group, L.P. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

(6)(h)

Sub-Advisory Agreement with Wells Capital Management Incorporated, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(7)
Distribution Agreement with Stephens Inc. and form of Selling Agreement, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(8)
Not Applicable.

(9)(a)

Custody Agreement between Registrant and Wells Fargo Bank Minnesota, N.A. dated July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(9)(b)

Custody Agreement between Registrant and Barclays Global Investors, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(10)

Distribution Plan adopted under Rule 12b-1 of the 1940 Act, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(11)
Opinion and Consent of Counsel – Morrison & Foerster LLP is incorporated by reference to the Registration Statement on Form N-14, filed June 15, 2001 (File No. 333-63178).

(12)
Tax Opinion of Morrison & Foerster, LLP, filed herewith.

(13)(a)

Fee and Expense Agreement between Registrant and Wells Fargo Funds Management, LLC, dated March 1, 2001, is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

13(b)

Administration Agreement between Registrant and Wells Fargo Funds Management, LLC, dated March 1, 2001, is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

13(c)

Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(14)(a)
Consent of Independent Auditors of Wells Fargo Funds Trust – KPMG LLP is incorporated by reference to the Registration Statement on Form N-14, filed June 15, 2001 (File No. 333-63178).

(15)
Not Applicable.

(16)
Powers of Attorney, are incorporated by reference to the Registrant’s Registration Statement on Form N-14, filed November 3, 2000 (File Nos. 333-49224; 811-09253).

(17)
Form of Proxy Ballot, filed herewith.

ITEM 17. UNDERTAKINGS.

(1) Wells Fargo Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 28th day of February, 2002.

WELLS FARGO FUNDS TRUST By: /s/ Christopher Bellonzi Christopher Bellonzi Assistant Secretary

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 28th day of February, 2002.

SIGNATURES	TITLE
Michael J. Hogan*	President and/or Principal Executive Officer
Karla M. Rabusch*	Treasurer and/or Principal Financial Officer
A Majority of the Trustees*
Robert C. Brown	Trustee
Thomas S. Goho	Trustee
Peter G. Gordon	Trustee
W. Rodney Hughes	Trustee
J. Tucker Morse	Trustee
Timothy J. Penny	Trustee
Donald C. Willeke	Trustee

*By:  /s/ Christopher Bellonzi
       Christopher Bellonzi
      (Attorney-in-Fact)

WELLS FARGO FUNDS TRUST
N-14 Exhibit Index

Exhibit Number	Description
4
Agreement and Plan of Reorganization. Filed herewith.
12(a)
Tax Opinion of Morrison & Foerster LLP. Filed herewith.

EXHIBIT 4

WELLS FARGO FUNDS TRUST

AND

SIFE TRUST FUND

AGREEMENT AND

PLAN OF

REORGANIZATION

Dated as of October 15, 2001

        This AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made as of this 15th day of October, 2001, by and between Wells Fargo Funds Trust ("Wells Fargo Funds"), a Delaware business trust, for itself and on behalf of the Wells Fargo SIFE Specialized Financial Services Fund (the "Acquiring Fund") and SIFE Trust Fund, a Delaware business trust consisting of one Fund (the "SIFE Fund").

        WHEREAS, Wells Fargo & Company, a Delaware corporation, and SIFE, a California corporation, have entered into an Agreement and Plan of Reorganization, dated as of August 24, 2001, providing for the acquisition by Wells Fargo & Company of all of the issued and outstanding shares of SIFE by Wells Fargo & Company (the "Corporate Acquisition");

        WHEREAS, Wells Fargo Funds and the SIFE Fund are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

        WHEREAS, the parties desire that the Acquiring Fund acquire the assets and assume the liabilities of the SIFE Fund in exchange for shares of equal value of the Acquiring Fund and the distribution of the shares of the Acquiring Fund to the shareholders of the SIFE Fund in connection with the liquidation and termination of the SIFE Fund (the "Reorganization"); and

        WHEREAS, the parties intend that the Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each of the Acquiring Fund and the SIFE Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization;

        NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

Definitions.

The following terms shall have the following meanings:
1933 Act The Securities Act of 1933, as amended.

1934 Act	The Securities Exchange Act of 1934, as amended.

Acquiring Class…………….	The class of the Acquiring Fund’s shares that Wells Fargo Funds will issue to the shareholders of the SIFE Fund Class as set forth in the Corresponding Classes Table in Schedule A.

Assets	All property and assets of any kind and all interests, rights, privileges and powers of or attributable to the SIFE Fund, whether or not determinable at the appropriate Effective Time and wherever located. Assets include all cash, cash equivalents, securities, claims (whether absolute or contingent, Known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by the SIFE Fund and any deferred or prepaid expense shown as an asset on the SIFE Fund’s books.

Closing Date	February 22, 2001, or such other date as the parties may agree to in writing with respect to the Reorganization.

Effective Time	9:00 a.m. Eastern Time on the business day following the Closing Date of the Reorganization, or such other time and date as the parties may agree to in writing.

Fund	The Acquiring Fund or the SIFE Fund.

HSR Act	The Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.

Know, Known or Knowledge	Known after reasonable inquiry.

Liabilities	All liabilities of, allocated or attributable to, a Fund, whether Known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

Material Agreements	The agreements set forth in Schedule B, as may be amended from time to time.

N-1A Registration Statement	The Registration Statement of Wells Fargo Funds on Form N-1A under the 1940 Act that will register the shares of the Acquiring Fund to be issued in the Reorganization.

N-14 Registration Statement……………..	The Registration Statement on Form N-14 under the 1933 Act and the 1940 Act that will register the shares of the Acquiring Fund to be used in the Reorganization and will include the proxy materials necessary for the shareholders of the SIFE Fund to approve the Reorganization.

Reorganization Documents	Such bills of sale, assignments, and other instruments of transfer as Wells Fargo Funds or the SIFE Fund deems desirable for the SIFE Fund to transfer to the Acquiring Fund all right and title to and interest in the SIFE Fund’s Assets and Liabilities and for the Acquiring Fund to assume the SIFE Fund’s Assets and Liabilities.

Schedule A	Schedule A to this Plan.

Schedule B	Schedule B to this Plan, as may be amended from time to time.

SIFE Financial Statements	The audited financial statements of the SIFE Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of the SIFE Fund for its most recently completed semi-annual period.

SIFE Fund Class……………	The SIFE Fund share class set forth opposite an Acquiring Class in the Corresponding Classes Table on Schedule A.

Valuation Time	The time on the Reorganization’s Closing Date, the business day immediately preceding the Closing Date if the Closing Date is not a business day or such other time as the parties may agree to in writing, that Wells Fargo Funds determines the net asset value of the shares of the Acquiring Fund and the SIFE Fund determines the net value of the Assets of or attributable to the SIFE Fund. Unless otherwise agreed to in writing, the Valuation Time of the Reorganization shall be at the time of day then set forth in the Acquiring Fund’s and the SIFE Fund’s Registration Statement on Form N-1A as the time of day at which net asset value is calculated.

2. Regulatory Filings and Shareholder Action.

(a) Wells Fargo Funds shall promptly prepare and file the Form N-14 Registration Statement with the SEC. Wells Fargo Funds also shall promptly prepare and file an amendment to its Registration Statement with the SEC on Form N-1A to register the shares of the Acquiring Fund. Wells Fargo Funds shall make any other required filings including, without limitation, filings with state or foreign securities regulatory authorities.

(b) The SIFE Fund shall assist Wells Fargo Funds in preparing the Form N-14 Registration Statement.

(c) The parties shall seek orders of the SEC, if appropriate, providing them with any necessary relief from the 1940 Act to permit them to consummate the transactions contemplated by this Plan.

(d) As soon as practicable after the effective date of the Form N-14 Registration Statement, the SIFE Fund shall hold a meeting of its shareholders to consider and approve this Plan, the Reorganization and such other matters as the Board of Trustees of the SIFE Fund may determine.

3. Transfer of the SIFE Fund Assets. The SIFE Fund and Wells Fargo Funds shall take the following steps with respect to the Reorganization:

(a) On or prior to the Closing Date, the SIFE Fund shall endeavor to pay or make reasonable provision to pay out of the SIFE Fund’s Assets all of the Liabilities, expenses, costs and charges of or attributable to the SIFE Fund that are Known to the SIFE Fund and that are due and payable as of the Closing Date.

(b) At the Effective Time, the SIFE Fund shall assign, transfer, deliver and convey all of the SIFE Fund’s Assets to the Acquiring Fund. Wells Fargo Funds shall then accept the SIFE Fund’s Assets and assume the SIFE Fund’s Liabilities such that at and after the Effective Time (i) all of the SIFE Fund’s Assets at or after the Effective Time shall become and be the Assets of the Acquiring Fund and (ii) all of the SIFE Fund’s Liabilities at the Effective Time shall attach to the Acquiring Fund, and be enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

(c) The SIFE Fund shall assign, transfer, deliver and convey the SIFE Fund’s Assets to the Acquiring Fund at the Reorganization’s Effective Time on the following bases:

(1) In exchange for the transfer of the Assets, Wells Fargo Funds shall simultaneously issue and deliver to the SIFE Fund full and fractional shares of beneficial interest of each Acquiring Class. Wells Fargo Funds shall determine the number of shares of each Acquiring Class to issue by dividing the net value of the Assets attributable to each SIFE Fund Class by the net asset value of one share of the corresponding Acquiring Class. Based on this calculation, Wells Fargo Funds shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the net value of the Assets of each corresponding SIFE Fund Class.

(2) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the net value of the Assets to be conveyed, as of the Valuation Time substantially in accordance with Wells Fargo Funds current valuation procedures, a copy of which has been furnished to the SIFE Fund. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

(3) The SIFE Fund shall cause its custodian to transfer the SIFE Fund’s Assets with good and marketable title to the custodian for the account of the Acquiring Fund. The SIFE Fund shall cause its custodian to transfer all cash in the form of immediately available funds payable to the order of the Wells Fargo Funds’ custodian for the account of the Acquiring Fund. The SIFE Fund shall cause its custodian to transfer any Assets that were not transferred to the Acquiring Fund’s custodian at the Effective Time to the Acquiring Fund’s custodian at the earliest practicable date thereafter.

(d) Promptly after the Closing Date, the SIFE Fund will deliver to Wells Fargo Funds an unaudited Statement of Assets and Liabilities of the SIFE Fund as of the Closing Date.

4. Liquidation and Termination of the SIFE Fund, Registration of Shares and Access to Records. The SIFE Fund and Wells Fargo Funds also shall take the following steps for the Reorganization:

(a) At or as soon as reasonably practical after the Effective Time, the SIFE Fund shall dissolve and liquidate the SIFE Fund in accordance with applicable law and its Declaration of Trust by transferring to shareholders of record of each SIFE Fund Class full and fractional shares of beneficial interest of the corresponding Acquiring Class equal in value to the shares of the SIFE Fund Class held by the shareholder. Each shareholder also shall have the right to receive any unpaid dividends or other distributions that the SIFE Fund declared with respect to the shareholder’s SIFE Fund shares before the Effective Time. Wells Fargo Funds shall record on its books the ownership by the shareholders of the respective Acquiring Fund shares; the SIFE Fund shall simultaneously redeem and cancel on its books all of the issued and outstanding shares of each SIFE Fund Class. Wells Fargo Funds does not issue certificates, and shall not be responsible to issue certificates to shareholders of the SIFE Fund. The SIFE Fund shall wind up the affairs of the SIFE Fund and shall take all steps as are necessary and proper to terminate its existence as a Delaware business trust as soon as is reasonably possible after the Effective Time and in accordance with all applicable laws and regulations.

(b) If a former SIFE Fund shareholder requests a change in the registration of the shareholder’s Acquiring Fund shares to a person other than the shareholder, Wells Fargo Funds shall require the shareholder to (i) furnish Wells Fargo Funds an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; (ii) if any of the shares are outstanding in certificated form, deliver to Wells Fargo Funds the certificate representing such shares; and (iii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of Wells Fargo Funds that such tax has been paid or does not apply.

(c) At and after the Closing Date, the SIFE Fund shall provide Wells Fargo Funds and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the SIFE Fund shareholders and the number and percentage ownership of the outstanding shares of the SIFE Fund Classes owned by each shareholder as of the Effective Time and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the SIFE Fund shareholders’ taxpayer identification numbers and their liability for or exemption from back-up withholding. Prior to the Closing Date, the SIFE Fund shall direct each of its service providers that maintain records with respect to the SIFE Fund as required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act to continue to preserve and maintain such records as required by such Section and Rules, unless Wells Fargo Funds direct in writing that such records be delivered to Wells Fargo Funds or a service provider to the Wells Fargo Funds. As soon as practicable following the Reorganization with respect to the SIFE Fund, the SIFE Fund shall deliver all books and records with respect to the SIFE Fund in its possession to Wells Fargo Funds and Wells Fargo Funds shall thereafter have the responsibility to preserve and maintain, or to cause its service providers to preserve and maintain, all such records received by it in accordance with Section 31 of, and Rule 31a-1 and 31a-2 under, the 1940 Act.

5. Certain Representations, Warranties and Agreements of the SIFE Fund. The SIFE Fund represents and warrants to, and agrees with, Wells Fargo Funds as follows:

(a) The SIFE Fund is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of Trustees of the SIFE Fund duly established and designated the SIFE Fund and each class of the SIFE Fund as a class of the SIFE Fund. The SIFE Fund is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(b) The SIFE Fund has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of Trustees of the SIFE Fund has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of the SIFE Fund have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of shareholders referred to in Section 2, the consummation of the transactions contemplated by this Plan will not, violate the SIFE Fund’s Declaration of Trust or By-Laws or any Material Agreement. Except for the approval of the SIFE Fund shareholders, the SIFE Fund does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

(d) The SIFE Fund has qualified as a "regulated investment company" ("RIC") under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, except as described in writing to the Wells Fargo Funds in accordance with Section 8(c) of this Plan, in respect of each taxable year since the commencement of its operations and qualifies and shall continue to qualify as a RIC for its taxable year ending upon its liquidation.

(e) The Form N-14 Registration Statement when filed with the SEC, when distributed to shareholders and at the time of the SIFE Fund shareholder meeting for the Reorganization and at the Effective Time of the Reorganization, insofar as it relates to the SIFE Fund: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances under which they were made.

(f) The SIFE Fund has duly authorized and validly issued all of the issued and outstanding shares of the SIFE Fund and all of the shares are validly outstanding, fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase the SIFE Fund shares, nor are there any securities convertible into SIFE Fund shares, other than share class rights as described in the SIFE Fund’s current prospectus.

(g) The SIFE Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws. The SIFE Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in its Form N-1A Registration Statement currently in effect. The value of the net assets of the SIFE Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of the SIFE Fund and all purchases and redemptions of SIFE Fund shares have been effected at the net asset value per share calculated in such a manner.

(h) The SIFE Fund shall operate its business in the ordinary course between the date hereof and the Effective Time of the Fund’s Reorganization, it being agreed that such ordinary course of business will include the declaration and payment of dividends and distributions approved by the SIFE Fund’s Board of Trustees and any other dividends and distributions deemed advisable by mutual agreement of the SIFE Fund and Wells Fargo Funds in anticipation of the Reorganization.

(i) At the Effective Time, the SIFE Fund will have good and marketable title to its Assets and full right, power and authority to assign, transfer, deliver and convey such Assets.

(j) The SIFE Financial Statements, copies of which have been previously delivered to Wells Fargo Funds, fairly present the financial position of the SIFE Fund as of the SIFE Fund’s most recent fiscal year-end and the results of the SIFE Fund’s operations and changes in the SIFE Fund’s Known Assets and Known Liabilities, in the ordinary course for the periods indicated. The SIFE Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(k) To the Knowledge of the SIFE Fund, the SIFE Fund has no Liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in the SIFE Financial Statements or Liabilities incurred in the ordinary course of business subsequent to the date of this Plan.

(l) The SIFE Fund does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against the SIFE Fund or its Assets or businesses. Except as previously disclosed in writing to the Wells Fargo Funds in accordance with Section 8(c) of this Plan, the SIFE Fund does not Know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the SIFE Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all customary performance disclosures have been made. The SIFE Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by the Plan.

(m) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, the SIFE Fund is not a party to or subject to any contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever that is material to its business. All contracts and agreements material to the SIFE Fund’s business are listed on Schedule B.

(n) The SIFE Fund has (i) timely filed its tax returns for all taxable years to and including the SIFE Fund’s most recent taxable year required to be filed on or before the date of this Plan, except as described in writing to the Wells Fargo Funds in accordance with Section 8(c) of this Plan, and has paid all taxes payable pursuant to such returns; and (ii) made available to the Wells Fargo Funds all of its previously filed tax returns. Except as disclosed in writing to the Wells Fargo Funds in accordance with Section 8(c) of this Plan, to the Knowledge of the SIFE Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns. The SIFE Fund will file the tax returns of the SIFE Fund for all taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(o) Since the date of the SIFE Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or Assets of the SIFE Fund. For purposes of this provision, investment underperformance, negative investment performance or net redemptions shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.

(p) The total assets of the SIFE Fund, excluding cash, voting securities, non-voting securities and all other bonds, mortgages, deeds of trust and other obligations which are not voting securities held by the SIFE Fund, are valued at less than $50 million, determined in accordance with the HSR Act and regulations hereunder. This certification is made solely for the purpose of determining the applicability of the HSR Act to the Reorganization.

(q) No person beneficially owns 10% or more of the voting securities of the SIFE Fund. This certification is made solely for the purpose of determining the applicability of the HSR Act to the Reorganization.

6. Certain Representations, Warranties and Agreements of Wells Fargo Funds. Wells Fargo Funds, on behalf of itself and, as appropriate, the Acquiring Fund, represents and warrants to, and agrees with the SIFE Fund as follows:

(a) Wells Fargo Funds is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of Trustees of Wells Fargo Funds duly established and designated the Acquiring Fund as a series of Wells Fargo Funds and each Acquiring Class as a class of the Acquiring Fund. Wells Fargo Funds is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(b) Wells Fargo Funds and the Acquiring Fund each has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and assets, to carry on its business as described in its Registration Statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of Trustees of Wells Fargo Funds has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Wells Fargo Funds have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Declaration of Trust or By-Laws of Wells Fargo Funds or any Material Agreement. Wells Fargo Funds does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

(d) The Acquiring Fund has qualified as a RIC under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, in respect of each taxable year since commencement of its operations and qualifies and shall continue to qualify as a RIC for its current taxable year.

(e) The Form N-14 Registration Statement when filed with the SEC, when distributed to shareholders and at the time of the SIFE Fund shareholder meeting for the Reorganization and at the Effective Time of the Reorganization, insofar as they relate to the Wells Fargo Funds or the Acquiring Fund or Acquiring Classes: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances under which they were made.

(f) There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than those issued to a seed capital investor (Stephens Inc. or a subsidiary of Wells Fargo & Company) in order to commence the operations of the Acquiring Fund. Wells Fargo Funds shall duly authorize the Acquiring Fund shares to be issued and delivered to the SIFE Fund as of the Effective Time. When issued and delivered, the Acquiring Fund shares shall have been registered for sale under the 1933 Act and qualified under all applicable state securities laws and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase the Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

(g) At the Effective Time, the Acquiring Fund will be in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act, and with the investment policies and restrictions applicable to it set forth in the Form N-1A Registration Statement.

(h) Wells Fargo Funds does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against Wells Fargo Funds or the Acquiring Fund or their assets or businesses. There are no facts that Wells Fargo Funds currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Wells Fargo Funds or the Acquiring Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all customary performance disclosures have been made. Neither Wells Fargo Funds nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by this Plan.

(i) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, Wells Fargo Funds is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of the Acquiring Fund. All contracts and agreements material to the Acquiring Fund are listed on Schedule B.

7. Conditions to the SIFE Fund Obligations. The obligations of the SIFE Fund with respect to the Reorganization shall be subject to the following conditions precedent:

(a) The shareholders of the SIFE Fund shall have approved the Reorganization in the manner required by the Declaration of Trust of the SIFE Fund and applicable law.

(b) Wells Fargo Funds shall have duly executed and delivered the Acquiring Fund’s Reorganization Documents to the SIFE Fund.

(c) All representations and warranties of Wells Fargo Funds made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Effective Time.

(d) Wells Fargo Funds shall have delivered to the SIFE Fund a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer, in a form reasonably satisfactory to the SIFE Fund, stating that the representations and warranties of Wells Fargo Funds in this Plan that apply to the Reorganization are true and correct in all material respects at and as of the Valuation Time and that it has approved the SIFE Fund’s Assets as being consistent with its investment objectives, policies and restrictions and that the SIFE Fund’s Assets may otherwise be lawfully acquired by the Acquiring Fund.

(e) The SIFE Fund shall have received an opinion of Morrison & Foerster LLP, as counsel to Wells Fargo Funds, in form and substance reasonably satisfactory to the SIFE Fund and dated as of the Closing Date, substantially to the effect that:

(1) Wells Fargo Funds is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware and is an open-end, management investment company registered under the 1940 Act;

(2) the shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by Wells Fargo Funds, provided that the payments for transfer taxes by shareholders provided for in Section 4(b) of this Plan shall not be deemed to render the shares issued assessable;

(3) this Plan has been duly authorized, executed and delivered by Wells Fargo Funds, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust of Wells Fargo Funds or any Material Agreement to which Wells Fargo Funds is a party or by which it is bound; and

(4) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Wells Fargo Funds of the Reorganization, or for the execution and delivery of Wells Fargo Funds’ Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws, the HSR Act or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquiring Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of Wells Fargo Funds.

(f) The SIFE Fund shall have received an opinion of Richards, Layton & Finger, P.A., addressed to the SIFE Fund and Wells Fargo Funds, in form and substance reasonably satisfactory to them and dated as of the Closing Date, substantially to the effect that, assuming due authorization, execution and delivery of this Plan by the SIFE Fund and Wells Fargo Funds, the Plan represents a legal, valid and binding contract of the SIFE Fund and the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material. In rendering such opinion, such counsel may (i) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (ii) limit such opinion to applicable state law, and (iii) rely on certificates of officers or trustees of the SIFE Fund and Wells Fargo Funds.

(g) The SIFE Fund shall have received an opinion from Morrison & Foerster LLP, upon which the SIFE Fund and its shareholders may rely, based upon representations reasonably acceptable to Morrison & Foerster LLP made in certificates provided by Wells Fargo Funds, the SIFE Fund, their affiliates and/or principal shareholders to Morrison & Foerster LLP, addressed to the SIFE Fund and Wells Fargo Funds in a form reasonably satisfactory to them, and dated as of the Closing Date, with respect to the tax matters specified in Subsection 8(i).

(h) The SIFE Fund shall have received (i) a memorandum addressed to the SIFE Fund and Wells Fargo Funds, in form and substance reasonably satisfactory to them, prepared by Morrison & Foerster LLP, or another person agreed to in writing by the parties, concerning compliance with each relevant state’s securities laws in connection with Wells Fargo Funds’ issuance of Acquiring Fund shares.

(i) The N-1A Registration Statement and the Form N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund’s shares and the SEC shall not have instituted or, to the Knowledge of Wells Fargo Funds, contemplated instituting, any stop order suspending the effectiveness of the N-1A Registration Statement or the Form N-14 Registration Statement.

(j) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, the Reorganization.

(k) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

(l) Wells Fargo Funds shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization’s Valuation Time and Effective Time.

(m) The SIFE Fund shall have received from Wells Fargo Funds a duly executed instrument whereby the Acquiring Fund assumes all of the Liabilities of or attributable to the SIFE Fund.

(n) The SIFE Fund shall have received a letter dated as of the Effective Time of the N-14 Registration Statement from KPMG LLP to the SIFE Fund and Wells Fargo Funds in form and substance reasonably satisfactory to them to the effect that on the basis of limited procedures as agreed to by the SIFE Fund and Wells Fargo Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards):

(1) the data used in the calculation of any expense ratios of the SIFE Fund and the Acquiring Fund appearing in the Form N-14 Registration Statement agree with the underlying accounting records of the SIFE Fund and the Acquiring Fund, as appropriate, or with written estimates provided by officers of the SIFE Fund or Wells Fargo Funds, as appropriate, having responsibility for financial and reporting matters; and

(2) the information relating to the Acquiring Fund and the SIFE Fund appearing in the Form N-14 Registration Statement that is expressed in dollars or percentages of dollars, if any, has been obtained from the accounting records of the Acquiring Fund or the SIFE Fund, as appropriate, or from schedules prepared by officers of the SIFE Fund or Wells Fargo Funds, as appropriate, having responsibility for financial and reporting matters and such information is in agreement with such records or schedules or with computations made therefrom.

The SIFE Fund also shall have received a letter dated as of the Closing Date that to KPMG’s Knowledge the letter dated as of the Effective Time of the N-14 Registration Statement (the "Prior Letter") is true and correct, and no changes to the Prior Letter are necessary.

(o) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

(p) The parties shall have received any necessary order of the SEC providing them with any necessary relief from the 1940 Act to permit the Reorganization.

(q) The Corporate Acquisition shall have been consummated without waiver or modification of any condition precedent thereto that benefits the SIFE Fund or its trustees.

(r) The continuation for at least three years of the current policy of directors and officers liability insurance covering the SIFE Fund and its officers and trustees, as required in Section 5(i) of the Agreement and Plan of Reorganization (or the procurement of a substitute policy of such insurance for a period as set forth in said Section 5(i)) respecting the Corporate Reorganization, shall have been obtained and be in full force and effect.

(s) As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan of distribution or shareholder servicing plan or agreement, other fees payable for services provided to the Acquiring Fund, or sales loads of the Acquiring Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-1A Registration Statement respecting the Acquiring Fund and in the Form N-14 Registration Statement.

8. Conditions to Wells Fargo Funds Obligations. The obligations of Wells Fargo Funds with respect to the Reorganization shall be subject to the following conditions precedent:

(a) The shareholders of the SIFE Fund shall have approved the Reorganization in the manner required by the Declaration of Trust of the SIFE Fund and applicable law.

(b) The SIFE Fund shall have duly executed and delivered the SIFE Fund Reorganization Documents to Wells Fargo Funds.

(c) The SIFE Fund shall have delivered to the Wells Fargo Funds a letter, dated no later than the date of this Plan, executed in its name by its President, identifying all exceptions or qualifications referenced in Sections 5(d), 5(l) and 5(n) of this Plan.

(d) The SIFE Fund shall have received all relief from the Internal Revenue Service necessary to excuse any late filing of tax returns by the SIFE Fund as referenced in Section 5(n), and any failure to qualify as "regulated investment company" as referenced in Section 5(d) based on the failure to timely file any SIFE Fund tax return.

(e) All representations and warranties of the SIFE Fund made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time.

(f) The SIFE Fund shall have delivered to Wells Fargo Funds a certificate dated as of the Closing Date and executed in its name by its Treasurer or Secretary, in a form reasonably satisfactory to Wells Fargo Funds, stating that the representations and warranties of the SIFE Fund in this Plan that apply to the Reorganization are true and correct at and as of the Valuation Time.

(g) Wells Fargo Funds shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP, as counsel to the SIFE Fund, in form and substance reasonably satisfactory to Wells Fargo Funds and dated as of the Closing Date, substantially to the effect that:

(1) The SIFE Fund is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware and is an open-end, management investment company registered under the 1940 Act;

(2) this Plan has been duly authorized, executed and delivered by the SIFE Fund, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust or By-Laws of the SIFE Fund or any Material Agreement to which the SIFE Fund is a party or by which it is bound; and

(3) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the SIFE Fund of the Reorganization, or the execution and delivery of the SIFE Fund Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws, the HSR Act or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the SIFE Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of the SIFE Fund.

(h) Wells Fargo Funds shall have received an opinion from Richard, Layton & Finger P.A., addressed to the SIFE Fund and Wells Fargo Funds in form and substance reasonably satisfactory to them and dated as of the Closing Date, with respect to the matters set forth in subsection 7(f).

(i) Wells Fargo Funds shall have received an opinion of Morrison & Foerster LLP, upon which the Acquiring Fund and its shareholders may rely, based upon representations reasonably acceptable to Morrison & Foerster LLP made in certificates provided by Wells Fargo Funds, the SIFE Fund, their affiliates and/or principal shareholders to Morrison & Foerster LLP, addressed to Wells Fargo Funds and the SIFE Fund in a form reasonably satisfactory to them, and dated as of the Closing Date, substantially to the effect that, for federal income tax purposes the Reorganization with respect to the Acquiring Fund and the SIFE Fund will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the SIFE Fund will each be a "party to a reorganization", within the meaning of Section 368(b) of the Code, with respect to such Reorganization.

(j) The N-1A Registration Statement and the Form N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund’s shares and no stop order suspending the effectiveness of the N-1A Registration Statement or the Form N-14 Registration Statement shall have been instituted or, to the Knowledge of Wells Fargo Funds, contemplated by the SEC.

(k) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(l) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

(m) The SIFE Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization’s Valuation Time and Effective Time.

(n) The SIFE Fund shall have taken all steps required to terminate any agreements with its service providers and shall have discharged any and all payment obligations under such agreements.

(o) Wells Fargo Funds shall have received the letters from KPMG LLP addressed to the SIFE Fund and Wells Fargo Funds as described in Subsection 7(n).

(p) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

(q) The parties shall have received any necessary order of the SEC providing them with any relief from the 1940 Act to permit the Reorganization.

(r) The Corporate Acquisition shall have been consummated.

9. Survival of Representations and Warranties. The representations and warranties of the parties hereto set forth in this Plan shall survive the completion of the transactions contemplated herein.

10. Termination of Plan. A majority of a party’s Board of Trustees may terminate this Plan with respect to the Acquiring Fund or the SIFE Fund, as appropriate if: (i) the party’s conditions precedent set forth in Sections 7 or 8, as appropriate, are not satisfied on the Closing Date; (ii) it becomes reasonably apparent to the party’s Board of Trustees that the other party will not be able to satisfy such conditions precedent on the Closing Date; or (iii) the party’s Board of Trustees determines that the consummation of the Reorganization is not in the best interests of its shareholders and gives notice to the other party.

11. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

12. Finders Fees. Each party represents and warrants that there are no brokers or finders entitled to receive any payments from either party in connection with the transactions provided for in this Plan.

13. Amendments. The parties may, by agreement in writing authorized by their respective Boards of Trustees, amend this Plan with respect to the Reorganization at any time before or after the SIFE Fund’s shareholders approve the Reorganization. However, after the SIFE Fund’s shareholders approve the Reorganization, the parties may not amend this Plan in a manner that materially adversely affects the interests of the SIFE Fund’s shareholders with respect to the Reorganization. This Section shall not preclude the parties from changing the Closing Date or the Effective Time of the Reorganization by mutual agreement.

14. Waivers. At any time prior to the Closing Date, either party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. The parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

15. Indemnification of Trustees. Wells Fargo Funds shall indemnify, defend and hold harmless the SIFE Fund, its officers, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of the SIFE Fund, its officers, trustees, employees or agents, arising out of or based on (i) any material breach by Wells Fargo Funds of any of its representations, warranties or agreements set forth in this Agreement, or (ii) any untrue statement or alleged untrue statement of a material fact contained in any registration statement on Form N-1A for Wells Fargo Funds, or in the Form N-14 Registration Statement insofar as it relates to the Wells Fargo Funds or the Acquiring Fund or Acquiring Classes, that is used in connection with the Reorganization. Wells Fargo Funds also agrees that it will assume all liabilities and obligations of the SIFE Fund relating to any obligation of the SIFE Fund to indemnify, defend and hold harmless its current and former Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and the SIFE Fund’s Declaration of Trust and By-laws, as in effect as of the date of this Plan. Wells Fargo Funds also agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Trustees and officers, acting in their capacities as such, under the SIFE Fund’s Declaration of Trust and By-laws as in effect as of the date of this Plan shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against Wells Fargo Funds, its successors and assigns.

16. Cooperation and Further Assurances. Each party will cooperate with the other in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by the other in carrying out this Plan’s terms. Each party will provide such further assurances concerning the performance of obligations under this Plan and the consummation of the Reorganization as the other shall reasonably request.

17. Updating of Form N-14 Registration Statement. If at any time prior to the Effective Time of the Reorganization a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in the Form N-14 Registration Statement, the party discovering the item shall notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

18. Limitation on Liabilities. The obligations of the SIFE Fund and Wells Fargo Funds shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of the SIFE Fund or Wells Fargo Funds personally, but shall bind only the assets and property of the Acquiring Fund and the SIFE Fund. The execution and delivery of this Plan by the parties’ officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the Acquiring Fund or the SIFE Fund, as appropriate.

19. Termination of the SIFE Fund. If the parties complete the Reorganization, the SIFE Fund shall terminate its registration under the 1940 Act and terminate its existence as a Delaware business trust.

20. Notices. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier to:
For the SIFE Fund:
Sam A. Marchese, President 100 North Wiget Lane Walnut Creek, CA 94598

With a copy to:
Mitchell E. Nichter Paul, Hastings, Janofsky and Walker LLP 345 California Street, 29th Floor San Francisco, CA 94104

For Wells Fargo Funds:
Michael J. Hogan, President Wells Fargo Funds Trust 525 Market Street, 12th Floor San Francisco, CA 94105

With a copy to:
C. David Messman, Secretary Wells Fargo Funds Trust 525 Market Street, 12th Floor San Francisco, CA 94105

21. Expenses. Except as may be otherwise provided herein, each of the Acquiring Fund and the SIFE Fund shall be responsible for its respective expenses incurred in connection with the Reorganization and with entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated. The parties hereto acknowledge that SIFE, the investment advisor to the SIFE Fund, has agreed to reimburse the SIFE Fund for all expenses incurred by it in connection with the Reorganization and with this Agreement. The parties hereto acknowledge that Wells Fargo Funds Management, LLC, the investment advisor to the Acquiring Fund, has agreed to reimburse the Acquiring Fund for all expenses incurred by it in connection with the Reorganization and with this Agreement.

22. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to both parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

ATTEST:	WELLS FARGO FUNDS TRUST
/s/ C. David Messman Name: C. David Messman Title: Secretary	By: /s/ Michael J. Hogan Name: Michael J. Hogan Title: President
ATTEST:	SIFE TRUST FUND
/s/ Gary A. Isaacson Name: Gary A. Isaacson Title: Treasurer	By: /s/ Sam A. Marchese Name: Sam A. Marchese Title: President

SCHEDULE A

Corresponding Classes Table:
SIFE Fund Classes	Acquiring Fund Classes
Class A-I Class A-II Class B Class C

Class A Class A Class B Class C

SCHEDULE B

MATERIAL AGREEMENTS

The following agreements shall be Material Agreements for the SIFE Fund:

Investment Advisory Agreement between SIFE and the SIFE Fund dated April 30, 1997, as amended.

Underwriting Agreement between SIFE and the SIFE Fund dated April 30, 1997.

Custody Agreement between State Street Bank & Trust Company and the SIFE Fund dated April 1996.

Transfer Agency Agreement between Boston Financial Data Services and the SIFE Fund dated March 4, 1997.

Fund Accounting Agreement between SIFE and State Street Bank & Trust Company dated April 8, 1998.

Class A-II Rule 12b-1 Distribution Plans between SIFE and the SIFE Fund dated February 9, 1996.

Class B & C Rule 12b-1 Distribution and Shareholder Servicing Plans between SIFE and the SIFE Fund dated April 30, 1997.

The following agreements shall be Material Agreements for Wells Fargo Funds:

Investment Advisory Contract between Wells Fargo Funds Management, LLC ("Wells Fargo Funds Management") and Wells Fargo Funds, dated March 1, 2001, as amended August 7, 2001 to add the Acquiring Fund.

Sub-Advisory Contract between Wells Capital Management Incorporated, Wells Fargo Funds Management and Wells Fargo Funds, dated March 1, 2001, as amended August 7, 2001 to add the Acquiring Fund.

Distribution Agreement between Stephens Inc. and Wells Fargo Funds, dated November 8, 1999, as amended August 7, 2001 to add the Acquiring Fund.

Custody and Accounting Agreement between State Street Bank and Wells Fargo Funds, dated November 9, 2001.

Administration Agreement between Wells Fargo Funds Management and Wells Fargo Funds dated March 1, 2001, as amended August 7, 2001 to add the Acquiring Fund.

Transfer Agency and Service Agreement between Boston Financial Data Services, Inc. and Wells Fargo Funds, dated November 8, 1999, as amended as of August 7, 2001 to add the Acquiring Fund.

Shareholder Servicing Agreement approved by the Board of Wells Fargo Funds on March 26, 1999, as amended August 7, 2001 to add the Acquiring Fund.

Fee and Expense Agreement between Wells Fargo Funds and Wells Fargo Funds Management, dated March 1, 2001, as amended August 7, 2001 to add the Acquiring Fund.

EXHIBIT 12(a)

[MORRISON & FOERSTER LETTERHEAD]

February 22, 2002

Wells Fargo Funds Trust
525 Market Street, 12th Floor
San Francisco, California 94105

SIFE Trust Fund
100 North Wiget Lane
Walnut Creek, California 94598

Re: SIFE Trust Fund Reorganization

Ladies and Gentlemen:

        This opinion is being delivered to you pursuant to Sections 7(g) and 8(i) of that certain Agreement and Plan of Reorganization, dated as of October 15, 2001 (the "Agreement"), by SIFE Trust Fund (the "Company"), a Delaware business trust consisting of one fund (the "Acquired Fund"), and Wells Fargo Funds Trust (the "Trust"), a Delaware business trust, for itself and on behalf of its Wells Fargo SIFE Financial Services Fund (the "Acquiring Fund"). Unless otherwise indicated, capitalized terms not defined herein shall have the meanings ascribed to them (or defined by reference) in the certificates delivered to us for purposes of rendering this opinion by the Company, for itself and on behalf of the Acquired Fund, and the Trust, for itself and on behalf of the Acquiring Fund (the "Certificates of Representations").

        Pursuant to the Agreement, the Acquiring Fund shall acquire all of the assets and assume the liabilities of the Acquired Fund (the "Reorganization"). The Reorganization is further described in the combined proxy statement/prospectus (the "Proxy/Prospectus"), and the exhibits thereto, of the Acquired Fund and the Acquiring Fund, as filed on Form N-14 with the SEC on or about on or about on or about October 9, 2001 and November 19, 2001 (Registration No. 333-71242).

        We have acted as counsel to the Trust. As such, and for purposes of rendering this opinion, we have examined and are familiar with the Agreement, the Proxy/Prospectus, and such other presently existing documents, records and matters of law as we have deemed necessary or appropriate in connection with rendering this opinion. In our examination of documents, we have assumed the authenticity of original documents, the accuracy of copies, the genuineness of signatures, and the legal capacity of signatories.

        In addition, we have assumed (i) that the Reorganization will be consummated in accordance with the provisions of the Agreement and as described in the Proxy/Prospectus, (ii) the truth and accuracy, as of the date of the Agreement and the date hereof, of the representations and warranties made by the parties to the Agreement, (iii) the truth and accuracy of the representations made to us by the Company and the Trust in the Certificates of Representations, and (iv) that any representation made "to the knowledge" or similarly qualified is correct without such qualification.

        The opinion expressed herein is based upon the Code, Treasury Regulations promulgated thereunder, rulings and other pronouncements of the Internal Revenue Service (the "IRS") currently in effect, and judicial decisions, all of which are subject to change, prospectively or retroactively. No assurance can be given that such changes will not take place, or that such changes would not affect the conclusion expressed herein. Furthermore, our opinion represents only our best judgment of how a court would conclude if presented with the issues addressed herein and is not binding upon either the IRS or any court. Thus, no assurance can be given that a position taken in reliance on our opinion will not be challenged by the IRS or will be sustained by a court.

        Our opinion relates solely to the tax consequences of the Reorganization under the federal income tax laws of the United States, and we express no opinion (and no opinion should be inferred) regarding the tax consequences of the Reorganization under the laws of any other jurisdiction. This opinion addresses only the specific issues set forth below, and does not address any other tax consequences that may result from the Reorganization or any other transaction (including any transaction undertaken in connection with the Reorganization).

        No opinion is expressed as to any transaction other than the Reorganization as effected by the Agreement or as to any transaction whatsoever, including the Reorganization, if all of the transactions described in the Agreement are not consummated in accordance with the terms of the Agreement and without waiver or breach of any material provision thereof, or if all the representations, warranties, statements and assumptions upon which we rely are not true and accurate at all relevant times. In the event any one of the statements, representations, warranties or assumptions upon which we rely to issue this opinion is incorrect, our opinion might be adversely affected and may not be relied upon. We have not independently investigated or verified the validity of any representations made in connection with the Reorganization or this opinion upon which we have relied in rendering this opinion. We also note that the tax consequences addressed herein may depend upon the actual occurrence of events in the future, which events may or may not be consistent with such representations. To the extent the facts differ from those relied on and assumed herein, our opinion should not be relied upon.

        Based upon the foregoing and subject to the following paragraph, we are of the opinion that the Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, in respect of the Reorganization.

        This opinion is intended solely for your benefit and for the benefit of the Acquiring Fund, the Acquired Fund and their respective shareholders; it may not be relied upon for any other purpose or by any other person or entity, and may not be made available to any other person or entity without our prior written consent.

Very truly yours, /s/ Morrison & Foerster, LLP Morrison & Foerster, LLP

_______________

1 References contained herein to the "Agreement" include, unless the context otherwise requires, each document attached as an exhibit or annex thereto.